Income Taxes - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 3,227	₱ 5,561
MCIT	932
Excess MCIT deducted against RCIT	488	15
Expired portion of excess MCIT	1	72	232
Excess MCIT derecognized	8
NOLCO	15,060
Deduction against taxable income	1,094	4,241	8,531
Expired portion of excess NOLCO	1,272	354	₱ 571
Excess NOLCO derecognized	2,518
Digitel and DMPI [Member]
Disclosure Of Other Income Expense [Line Items]
Consolidated unrecognized deferred income tax assets	₱ 1,421	₱ 2,798
Subic Tel and Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%